Inventories (Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Finished goods	¥ 149,356	¥ 183,325
Materials and supplies	4,520	2,950
Total	¥ 153,876	¥ 186,275